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                         SUPPLEMENT TO YOUR PROSPECTUS

AMERICAN FUNDS INSURANCE SERIES

Effective immediately, under the "Investment Management Fees and Other Expenses" table of your prospectus, the following fund information is deleted and replaced with:

                                                               DISTRIBUTION
                                                                  AND/OR                               ACQUIRED
                                                                 SERVICE                               FUND FEES
                                            MANAGEMENT           (12B-1)              OTHER               AND
UNDERLYING FUND:                               FEES                FEES              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.300%              0.250%              0.030%              N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.420%              0.250%              0.030%              N/A
 American Funds Bond Fund --Class 2            0.370%              0.250%              0.020%              N/A
 American Funds Global Bond Fund --
  Class 2                                      0.540%              0.250%              0.050%              N/A
 American Funds Global Growth Fund --
  Class 2                                      0.530%              0.250%              0.040%              N/A
 American Funds Global Growth & Income
  Fund -- Class 2                              0.590%              0.250%              0.030%              N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.710%              0.250%              0.050%              N/A
 American Funds Growth Fund --Class 2          0.320%              0.250%              0.030%              N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.270%              0.250%              0.030%              N/A
 American Funds International Fund --
  Class 2                                      0.490%              0.250%              0.050%              N/A
 American Funds New World Fund --
  Class 2                                      0.740%              0.250%              0.070%              N/A

                                                                CONTRACTUAL
                                              TOTAL             FEE WAIVER          TOTAL ANNUAL
                                              ANNUAL              AND/OR           FUND OPERATING
                                            OPERATING             EXPENSE          EXPENSES AFTER
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  -----------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.580%                N/A                0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.700%                N/A                0.700%
 American Funds Bond Fund --Class 2            0.640%                N/A                0.640%
 American Funds Global Bond Fund --
  Class 2                                      0.840%                N/A                0.840%
 American Funds Global Growth Fund --
  Class 2                                      0.820%                N/A                0.820%
 American Funds Global Growth & Income
  Fund -- Class 2                              0.870%                N/A                0.870%
 American Funds Global Small
  Capitalization Fund -- Class 2               1.010%                N/A                1.010%
 American Funds Growth Fund --Class 2          0.600%                N/A                0.600%
 American Funds Growth-Income Fund --
  Class 2                                      0.550%                N/A                0.550%
 American Funds International Fund --
  Class 2                                      0.790%                N/A                0.790%
 American Funds New World Fund --
  Class 2                                      1.060%                N/A                1.060%


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HARTFORD HIGH YIELD HLS FUND
HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

Effective March 5, 2012, Wellington Management Company, LLP will replace Hartford Investment Management Company as sub-adviser for the Hartford High Yield HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford U.S. Government Series HLS Fund.

Under the table in "The Funds" section of the prospectus, the information for the following funds is deleted and replaced with:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income and growth of      HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP


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INVESCO V.I. CAPITAL APPRECIATION FUND
INVESCO V.I. CAPITAL DEVELOPMENT FUND

The Board of Trustees (the "Board") of the Invesco Funds approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which each Target Fund listed below, each a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below, each a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders.

TARGET FUND:                         ACQUIRING FUND:
------------------------------------------------------------------------
Invesco V.I. Capital Appreciation    Invesco Van Kampen V.I. Capital
Fund                                 Growth Fund
Invesco V.I. Capital Development     Invesco Van Kampen V.I. Mid Cap
Fund                                 Growth Fund

The agreement requires approval by the Target Fund shareholders, whom will vote on the proposed reorganization at a meeting held in or around April, 2012. If approved by the shareholders, the reorganization is scheduled to take place at the end of business on Friday, April 27, 2012 (merger date); at which time assets of the Target Fund will be transferred into the Acquiring Fund, and shareholders of the Target Fund will receive shares of the Acquiring Fund.

As a result, if any of your Policy Value is currently invested in the Target Fund that Policy Value will automatically be transferred into the Acquiring Fund sub-account on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Target Fund will be allocated to the Acquiring Fund. Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Target Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

Upon the date of the merger, all references and information contained in the prospectus for your Policy related to the Invesco V.I. Capital Appreciation Fund and Invesco V.I. Capital Development Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8126